Income Taxes	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Income Taxes

NOTE 4 INCOME TAXES

TDS' income taxes balances at December 31, 2012 and 2011 were as follows:

December 31,	2012	2011
(Dollars in thousands)
Federal income taxes receivable (payable)	$(5,455)	$77,238
State income taxes receivable	9,625	8,398

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Current
Federal	$9,705	$(94,627)	$24,329
State	5,092	5,583	(5,532)
Deferred
Federal	61,113	214,722	67,466
State	(2,328)	(12,175)	8,925
	$73,582	$113,503	$95,188

A reconciliation of TDS' income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to TDS' effective income tax expense rate is as follows:

Year Ended December 31,	2012		2011		2010
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$68.7	35.0%	$127.3	35.0%	$100.0	35.0%
State income taxes, net of federal benefit (1)	8.4	4.2	(20.9)	(5.7)	2.7	1.0
Effect of noncontrolling interests	-	-	(3.0)	(0.8)	(4.0)	(1.4)
Correction of deferred taxes (2)	(6.1)	(3.1)	6.0	1.6	-	-
Other differences, net	2.6	1.4	4.1	1.1	(3.5)	(1.3)
Total income tax expense and rate	$73.6	37.5%	$113.5	31.2%	$95.2	33.3%

(1)	Net state income taxes include changes in the valuation allowance. The 2011 benefit primarily relates to the ability to utilize net operating losses as a result of state income tax law changes. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2012, 2011 and 2010.

(2)	TDS recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis adjustments and law changes that related to periods prior to 2012 and 2011, respectively.

TDS' current Net deferred income tax asset totaled $43.4 million and $40.9 million at December 31, 2012 and 2011, respectively, and primarily represents the deferred tax effects of accrued liabilities and the allowance for doubtful accounts on customer receivables.

TDS' noncurrent deferred income tax assets and liabilities at December 31, 2012 and 2011 and the temporary differences that gave rise to them were as follows:

December 31,	2012	2011
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss (“NOL”) carryforwards	$121,111	$103,709
Stock-based compensation	53,330	46,410
Compensation and benefits - other	32,484	17,314
Deferred rent	16,862	13,897
Other	32,654	20,246
	256,441	201,576
Less valuation allowance	(69,108)	(48,714)
Total noncurrent deferred tax assets	187,333	152,862
Noncurrent deferred tax liabilities
Property, plant and equipment	666,201	608,669
Licenses/intangibles	250,860	224,817
Partnership investments	127,331	123,898
Other	5,521	4,191
Total noncurrent deferred tax liabilities	1,049,913	961,575
Net noncurrent deferred income tax liability	$862,580	$808,713

At December 31, 2012, TDS and certain subsidiaries had $1,923.2 million of state NOL carryforwards (generating a $102.0 million deferred tax asset) available to offset future taxable income. The state NOL carryforwards expire between 2013 and 2032. Certain subsidiaries had federal NOL carryforwards (generating a $19.1 million deferred tax asset) available to offset their future taxable income. The federal NOL carryforwards expire between 2013 and 2032. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be utilized.

A summary of TDS' deferred tax asset valuation allowance is as follows:

	2012	2011	2010
(Dollars in thousands)
Balance at January 1,	$49,686	$71,014	$63,870
Charged to income tax expense	5,268	(28,511)	(293)
Charged to other accounts	15,548	7,183	7,437
Balance at December 31,	$70,502	$49,686	$71,014

As of December 31, 2012, the valuation allowance reduced current deferred tax assets by $1.4 million and noncurrent deferred tax assets by $69.1 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$28,841	$34,002	$45,034
Additions for tax positions of current year	7,027	4,369	5,271
Additions for tax positions of prior years	1,673	171	179
Reductions for tax positions of prior years	(7)	(1,973)	(3,517)
Reductions for settlements of tax positions	(21)	(976)	(12,549)
Reductions for lapses in statutes of limitations	(9,093)	(6,752)	(416)
Unrecognized tax benefits balance at December 31,	$28,420	$28,841	$34,002

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2012, 2011 and 2010 by $18.6 million, $18.2 million and $22.2 million, respectively, net of the federal benefit from state income taxes.

As of December 31, 2012, TDS believes it is reasonably possible that unrecognized tax benefits could decrease by approximately $5.5 million in the next twelve months. The nature of the uncertainty primarily relates to state income tax positions and their resolution or the expiration of statutes of limitation.

TDS recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense. The amounts charged to Income tax expense related to interest and penalties resulted in a benefit in 2012 of $1.5 million, a benefit in 2011 of $2.5 million and expense in 2010 of $1.8 million, respectively. Net accrued interest and penalties were $13.2 million and $15.0 million at December 31, 2012 and 2011, respectively.

TDS and its subsidiaries file federal and state income tax returns. TDS remains subject to federal income tax audits for the tax years after 2009. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2008.